Subsequent Events (Details) $ in Millions, € in Billions			1 Months Ended
	Nov. 09, 2021 EUR (€) countries	Oct. 19, 2021 USD ($)	Feb. 28, 2021 USD ($)
2020 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Outstanding principal and accrued interest repaid			$ 375
Subsequent Event
Subsequent Event [Line Items]
Investment in preferred shares of a private company		$ 400
Subsequent Event | Wolt Enterprises OY
Subsequent Event [Line Items]
Number of countries in which entity operates | countries	23
Definitive agreement, purchase price | €	€ 7